Annual Total Returns - Fidelity Managed Retirement 2025 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds K Combo PRO-06 - Fidelity Managed Retirement 2025 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Class K
Bar Chart Table:
Annual Return 2020	13.20%